Supplementary Information Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2014
Additional Financial Information Disclosure [Abstract]
Schedule of Accrued Liabilities
The significant components of "Accrued liabilities" on our consolidated balance sheets as of December 31, 2014 and 2013 are presented below:

	Year Ended December 31,
Dollars in Thousands	2014	2013
Accrued liabilities:
Accrued Payroll & Related Benefits	$32,504	$35,671
Accrued Interest Expense	18,171	16,820
Accrued Professional Fees & Other	18,073	21,513
Deferred Mobilization Fees	4,245	8,128
Workers' Compensation Liabilities	2,710	2,721
Total accrued liabilities	$75,703	$84,853